Investment Objectives and Goals - Schwab International Bond ETF	Mar. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index comprising of international, non-U.S. dollar denominated investment grade debt securities.